Debt - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended						12 Months Ended	1 Months Ended												1 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2012 CPT	Dec. 31, 2011 CPT	Oct. 04, 2012 Subsequent Event	Sep. 29, 2012 Credit Facility	Dec. 31, 2012 Credit Facility	Apr. 30, 2011 Credit Facility	Dec. 31, 2012 Other Credit Facilities	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Oct. 01, 2012 Senior Notes	Dec. 31, 2012 Senior Notes, 5.00 Percent Due 2021	May 31, 2011 Senior Notes, 5.00 Percent Due 2021	Dec. 31, 2012 Senior Notes, 5.00 Percent Due 2021 Fixed Rate	Nov. 30, 2012 Senior Notes One Point Three Five Zero Percent Due Twenty Fifteen	Dec. 31, 2012 Senior Notes One Point Three Five Zero Percent Due Twenty Fifteen Fixed Rate	Nov. 30, 2012 Senior Notes Two Point Six Five Zero Percent Due Twenty Nineteen	Dec. 31, 2012 Senior Notes Two Point Six Five Zero Percent Due Twenty Nineteen Fixed Rate	Oct. 01, 2012 Senior Notes Five Point Six Five Zero Percent Fixed Rate	Oct. 01, 2012 Senior Notes Five Point Six Five Zero Percent Fixed Rate Minimum	Oct. 01, 2012 Senior Notes Five Point Six Five Zero Percent Fixed Rate Maximum	Oct. 01, 2012 Senior Notes One Point Zero Five Zero Percent Due Twenty Thirteen Floating Rate	Oct. 01, 2012 Senior Notes One Point Zero Five Zero Percent Due Twenty Thirteen Senior Notes	Sep. 29, 2012 Senior Notes Three Point One Five Zero Percent Due Twenty Twenty Two	Dec. 31, 2012 Senior Notes Three Point One Five Zero Percent Due Twenty Twenty Two Fixed Rate	Sep. 29, 2012 Notes One Point Eight Seven Five Percent Due Twenty Seventeen	Dec. 31, 2012 Notes One Point Eight Seven Five Percent Due Twenty Seventeen Fixed Rate
Debt Disclosure [Line Items]
Aggregate principal amount														$ 373,000,000	$ 500,000,000		$ 350,000,000		$ 250,000,000							$ 550,000,000		$ 350,000,000
Debt, interest rate														5.00%			1.35%		2.65%		5.65%					3.15%		1.875%
Debt, maturity year														2021	2021	2021	2015	2015	2019	2019		2013	2017	2013		2022	2022	2017	2017
Debt transaction cost paid	74,752,000													5,600,000
Aggregate principal amount														127,000,000
Outstanding aggregate principal																					400,000,000
Floating rate notes																								1.05%
Senior Notes Redemption Value																									100,000,000
Whole premium amount													65,800,000
Unamortized deferred financing costs													600,000
Terminate related interest rate swaps													3,400,000
Debt instrument proceeds used to repay amounts of other debt		435,000,000							105,000,000
Credit facility maximum borrowing capacity							1,450,000,000		700,000,000	89,000,000
Previous revolving credit facility							700,000,000
Credit facility expiration date							Sep. 30, 2017
Facility Fees							0.00100
Facility Fees							0.00300
Credit facility interest rate, before the addition of LIBOR									1.75%
Commercial paper outstanding	424,700,000		3,500,000
Remaining availability under Credit Facility								1,025,300,000
Percentage of ownership acquired						25.00%
Cash paid for the purchase of Tyco Flow Control Luxembourg S.a.R.L. (KEF)						100,000,000
Cost and expenses incurred in connection with acquisition												40,000,000
Debt agreement financial covenant, leverage ratio											3.50	3.00
Compliance with debt agreement financial covenants	we were in compliance with all financial covenants in our debt agreements.
Line of credit facility, amount outstanding										3,000,000
Capital lease obligation cost				40,500,000	22,700,000
Accumulated amortization				6,000,000	5,100,000
Future minimum lease payments	26,100,000
Imputed interest	$ 2,300,000